Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) CAD in Millions	Dec. 31, 2016 CAD
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2017	CAD 321
2018	331
2019	340
2020	349
2021	358
2022 through to 2026	1,910
Total estimated future benefit payments through to 2026	3,609
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2017	55
2018	57
2019	60
2020	61
2021	65
2022 through to 2026	353
Total estimated future benefit payments through to 2026	CAD 651